Separate Account Assets and Liabilities - Reconciliation of the Separate Account Balance in the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Line Items]
Separate account assets	$ 195,906,000	$ 248,949,000
Variable Annuities
Separate Account, Liability [Line Items]
Separate account assets	195,550,000	248,469,000
Other Product Lines
Separate Account, Liability [Line Items]
Separate account assets	$ 356,000	$ 480,000